Average Annual Total Returns - Lincoln iShares Global Growth Allocation Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception	Lincoln iShares Global Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Lincoln iShares Global Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	13.30%	10.69%	Feb. 01, 2017	16.25%	12.91%	15.89%	[1]	11.58%	[1]

[1]	The Lincoln iShares Global Growth Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 49% MSCI All Country World Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, and 21% MSCI USA Index. The Lincoln iShares Global Growth Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.